Significant accounting policies (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Cash equivalents	$ 0	$ 0
Beneficial interest	100.00%
Basis of presentation description	On October 13, 2022, the Company sold 17,000,000 common shares of Dolly Varden, reducing its investment in Dolly Varden to 25.8% (note 1). Dolly Varden also closed a financing on December 22, 2022 that further diluted the Company’s interest to 23.5%.
Computer equipment [Member]
Statement [Line Items]
Estimated useful life	3
Right Of Use [Member]
Statement [Line Items]
Estimated useful life	assets the lease term, unless the transfer of the asset ownership is reasonably certain at the end of the lease term, whereupon depreciation is over the useful life
Machinery and equipment [Member]
Statement [Line Items]
Estimated useful life	5-10